Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Schedule of Company has Recognized Leases	The Company has recognized the following leases:
($ thousands)	2023	2022	2021
Balance, beginning of year	$963	$-	$-
Additions	12,789	970	-
Interest expense	71	19	-
Payments	(99)	(26)	-
Balance, end of year	$13,724	$963	$-
Current portion	$6,002	$98	$-
Non-current portion	$7,722	$865	$-

Schedule of Minimum Lease Payments	The Company’s minimum lease payments are as follows:
As at December 31 ($ thousands)	2023	2022
Within 1 year	$6,002	$98
Within 2 to 5 years	9,252	581
Later than 5 years	1,015	492
Minimum lease payments	16,269	1,171
Amounts representing finance charges	(2,545)	(208)
Present value of net minimum lease payments	$13,724	$963